1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001
April 9, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Annuity Portfolios Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (033-74534 and 811-08314)
Ladies and Gentlemen:
Our client, Schwab Annuity Portfolios (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment (“PEA”) No. 25 to the Trust’s Registration Statement on Form N-1A.
This filing is made pursuant to Rule 485(b)(1)(iii) under the Act for the sole purpose of designating a new effective date for PEA No. 24. The Trust hereby elects to have PEA No. 24 become effective on April 30, 2010.
I hereby certify that this PEA does not contain disclosure that renders it ineligible to be filed under Rule 485(b).
Please contact me at 215.963.5037 with any questions or comments.
Very truly yours,
/s/ Timothy W. Levin
Timothy W. Levin